GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill impairment loss	$ 674
Accumulated impairment loss	7,098	$ 7,098	$ 7,098
Certain Reporting Units [Member]
Goodwill [Line Items]
Goodwill impairment loss	$ 700
Term used for projected net cash flows	2 years
Discount rate	20.00%
Growth rate	0.00%